Accounts Payable	12 Months Ended
Jun. 30, 2024
Accounts Payable [Abstract]
Accounts payable	Note 8 – Accounts payable
	June 30, 2024	June 30, 2023

Royal fees payable	$3,270,945	$3,270,945